Accounting Policies, by Policy (Policies)	6 Months Ended	12 Months Ended
	Mar. 31, 2023	Sep. 30, 2022
Summary of Principal Accounting Policies [Abstract]
Basis of presentation

Basis of presentation

The unaudited condensed consolidated financial statements have been prepared in accordance with the rules and regulations of the Security and Exchange Commission and accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial reporting. Certain information and footnote disclosures normally included in financial statements prepared in conformity with U.S. GAAP have been condensed or omitted pursuant to such rules and regulations. Accordingly, these statements should be read in conjunction with the Group’s audited consolidated financial statements for the years ended September 30, 2022 filed on February 15, 2022.

In the opinion of the management, the accompanying unaudited condensed consolidated financial statements reflect all normal recurring adjustments, which are necessary for a fair presentation of financial results for the interim periods presented. The Group believes that the disclosures are adequate to make the information presented not misleading. The accompanying unaudited condensed consolidated financial statements have been prepared using the same accounting policies as used in the preparation of the Group’s consolidated financial statements for the year ended September 30, 2022. The results of operations for the six months ended March 31, 2022 and 2023 are not necessarily indicative of the results for the full years.

Basis of presentation

As of and for the years ended September 30, 2020 and 2021, the consolidated financial statements include the financial statements of the Group, its subsidiaries and consolidated variable interest entity and its subsidiaries. As of and for the year ended September 30, 2022, the consolidated financial statements include the financial statements of the Group, its subsidiaries and the consolidated variable interest entity. All intercompany transactions and balances are eliminated on consolidation.

The accompanying consolidated financial statements have been prepared assuming that the Group will continue as a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The realization of assets and the satisfaction of liabilities in the normal course of business are dependent on, among other things, the Group’s ability to generate cash flows from operations, and the Group’s ability to arrange adequate financing arrangements, to support its working capital requirements.

Going concern

Going concern

The Group has been incurring losses from operations since its inception. Accumulated deficits amounted to RMB 3,558,667 and RMB 3,601,992 as of September 30, 2022 and March 31, 2023, respectively. Net cash used in operating activities were RMB 27,545 and RMB 25,478 for the six months ended March 31, 2022 and 2023, respectively. As of September 30, 2022 and March 31, 2023, current liabilities exceeded current assets by RMB 597,242 and RMB 848,038, respectively.

These factors raise substantial doubt about the Group’s ability to continue as a going concern. The financial statements do not include any adjustments that might be necessary if the Group is unable to continue as a going concern.

The Group has adopted a defensive strategy after a prudent assessment of the broader macroeconomic downturn since COVID-19 by consolidating internal resources, further improving operating efficiencies and focusing on asset quality improvement rather than aggressive expansion. The Group’s number of rental units contracted as well as number of available rental units decreased by 48.5% from March 31, 2022 to March 31, 2023, as the Group continued to optimize its rental asset portfolio. On the other hand, the Group’s total operating cost and expenses decreased by 56.2% from RMB553.3 million (US$87.3 million) in the six months ended March 31, 2022 to RMB242.4 million (US$35.3 million) in the six months ended March 31, 2023 and its net loss narrowed by 82.2% from RMB243.2 million (US$38.4 million) in the six months ended March 31, 2022 to RMB43.3 million (US$6.3 million) in the six months ended March 31, 2023.

The Group intends to meet the cash requirements for the next 12 months from the issuance date of this report through a combination of bank loans and short-term loan from certain third parties, issuance of ordinary shares or other equity-linked securities. In addition, the Group has continued to adopt the defensive strategy mentioned above and optimize its rental asset portfolio. The Group’s number of rental units contracted and available rental units decreased from 55,177 as of March 31, 2022 to 28,400 as of March 31, 2023 during the same period, whereas its loss from operation decreased from RMB 189.0 million in the six months ended March 31, 2022 to RMB42.7 million in the six months ended March 31, 2023.

The Group will also focus on the follow activity:

●	On October 26, 2022, the Company’s Form F-3 to offer up to a total amount of $300 million was declared effective. The Company plans to raise funds under the Form F-3 to support the Company’s operations.

The Management plan cannot alleviate the substantial doubt of the Group’s ability to continue as a going concern. There can be no assurance that the Group will be successful in achieving its strategic plans, that the Group’s future capital raises will be sufficient to support its ongoing operations, or that any additional financing will be available in a timely manner or with acceptable terms, if at all. If the Group is unable to raise sufficient financing or events or circumstances occur such that the Group is not able to achieve ideal optimization of its asset portfolio, the Group will be required to reduce certain discretionary spending, alter or scale back research and development programs, or be unable to fund capital expenditures, which would have a material adverse effect on the Group’s financial position, results of operations, cash flows, and ability to achieve its intended business objectives.

The accompanying unaudited condensed consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty. Accordingly, the unaudited condensed consolidated financial statements have been prepared on a basis that assumes the Group will continue as a going concern and which contemplates the realization of assets and satisfaction of liabilities and commitments in the ordinary course of business.

Going concern

The Group has been incurring losses from operations since its inception. Accumulated deficits amounted to RMB 4,378,690 and RMB 3,558,667 as of September 30, 2021 and 2022, respectively. Net cash used in operating activities were RMB 109,661 and RMB 39,589 for the years ended September 30, 2021 and 2022, respectively, while the Group generated cash of RMB 54,841 from operating activities for the year ended September 30, 2020. As of September 30, 2021 and 2022, current liabilities exceeded current assets by RMB 2,170,955 and RMB 597,242, respectively.

In addition, the Group’s operations have been affected by the outbreak and spread of the coronavirus disease 2019 (COVID-19). During the period, the Group adopted a defensive strategy after a prudent assessment of the broader macroeconomic downturn by consolidating internal resources, further improving operating efficiencies and focusing on asset quality improvement rather than aggressive expansion. During the years ended September 30, 2020, 2021 and 2022, the average month-end occupancy rate and the rental spread margin before discount for rental prepayments decreased as compared to fiscal year 2019 mainly due to the impact of COVID-19.

These factors raise substantial doubt about the Group’s ability to continue as a going concern. The financial statements do not include any adjustments that might be necessary if the Group is unable to continue as a going concern.

The Group intends to meet the cash requirements for the next 12 months from the issuance date of this report through a combination of bank loans, issuance of ordinary shares, principal shareholder’s financial support. The Group will focus on the following activities:

●	On October 26, 2022, the Company’s Form F-3 to offer up to a total amount of $300 million was declared effective. The Company plans to raise funds under the Form F-3 to support the Company’s operations; and
●	In January 2023, a shareholder of the Group, has agreed to consider providing necessary financial support in the form of debt and/or equity, to the Group to enable the Group to meet its other liabilities and commitments as they become due for at least twelve months from the issuance date of this consolidated financial statements.

The Management plan cannot alleviate the substantial doubt of the Group’s ability to continue as a going concern. There can be no assurance that the Group will be successful in achieving its strategic plans, that the Group’s future capital raises will be sufficient to support its ongoing operations, or that any additional financing will be available in a timely manner or with acceptable terms, if at all. If the Group is unable to raise sufficient financing or events or circumstances occur such that the Group does not meet its strategic plans, the Group will be required to reduce certain discretionary spending, alter or scale back research and development programs, or be unable to fund capital expenditures, which would have a material adverse effect on the Group’s financial position, results of operations, cash flows, and ability to achieve its intended business objectives.

The accompanying consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty. Accordingly, the consolidated financial statements have been prepared on a basis that assumes the Group will continue as a going concern and which contemplates the realization of assets and satisfaction of liabilities and commitments in the ordinary course of business.

Principles of consolidation

Principles of consolidation

The consolidated financial statements include the financial statements of the Group, its subsidiaries and consolidated variable interest entity and its subsidiaries. All intercompany transactions and balances are eliminated on consolidation.

Upon the transfer of equity in Q&K HK and Q&K Investment Consulting on December 17, 2021 and October 26, 2021, respectively, the Group became primary beneficiary of the two former subsidiaries. Since the dates of equity transfer, the Group consolidated Q&K HK and Q&K Investment Consulting as variable interest entities.

To comply with the PRC law and regulations which restrict foreign ownership of companies that provide value-added telecommunication services in the PRC, Q&K Investment Consulting entered into VIE Agreements with Q&K E-Commerce and its respective shareholders through which the Group became the primary beneficiary of Q&K E-Commerce and its subsidiaries.

The following is a summary of the key VIE Agreements:

Shareholder Voting Proxy Agreement

Q&K Investment Consulting, Q&K E-Commerce and the shareholders of Q&K E-Commerce entered into a shareholder voting proxy agreement on April 21, 2015. Pursuant to the voting proxy agreement, each shareholder of Q&K E-Commerce irrevocably authorizes any person(s) designated by Q&K Investment Consulting to act as his or her attorney-in-fact to exercise all of such shareholder’s voting and other rights associated with the shareholder’s equity interest in Q&K E-Commerce, such as the right to appoint or remove directors, supervisors and officers, as well as the right to sell, transfer, pledge and dispose of all or a portion of the shares held by such shareholder. The shareholder voting proxy agreement will remain in force unless Q&K Investment Consulting gives out any instruction in writing or otherwise.

Spousal Consent Letters

The spouse of one shareholder of Q&K E-Commerce who holds 10.47% equity interest in Q&K E-Commerce signed a spousal consent letter on April 14, 2015. Under the spousal consent letter, the signing spouse unconditionally and irrevocably agreed, respectively, that she was aware of the disposal of Q&K E-Commerce shares held by the shareholder in the abovementioned exclusive option agreement, equity pledge agreement, shareholder voting proxy agreement and power of attorney. The signing spouse confirmed not having any interest in the Q&K E-Commerce shares and committed not to impose any adverse assertions upon those shares. The signing spouse further confirmed that her consent and approval are not needed for any amendment or termination of the abovementioned agreements and committed that she shall take all necessary measures needed for the performance of those agreements.

Exclusive Technology Service Agreement

Q&K Investment Consulting and Q&K E-Commerce entered into an exclusive technology service agreement on April 21, 2015. Pursuant to this agreement, Q&K Investment Consulting or its designated party has the exclusive right to provide Q&K E-Commerce with consulting, software and technology services. Without Q&K Investment Consulting’s prior written consent, Q&K E-Commerce shall not accept any technical support and services covered by this agreement from any third party. Q&K E-Commerce agrees to pay service fees equivalent to no less than 100% of its annual net profit. Q&K E-Commerce also agrees to pay service fees for any specific technology service and consultation service rendered by Q&K Investment Consulting at Q&K E-Commerce’s request from time to time. Q&K Investment Consulting owns the intellectual property rights arising out of the provisions of services under this agreement. Unless terminated mutually, this agreement will remain effective for twenty years. This agreement will be automatically renewed for another ten years, unless there is any written objection rendered third days prior to its expiry.

Exclusive Option Agreement

Q&K Investment Consulting, Q&K E-Commerce and the shareholders of Q&K E-Commerce entered into an exclusive option agreement in 2015. Pursuant to the exclusive option agreement, Q&K E-Commerce and its shareholders have irrevocably granted Q&K Investment Consulting or any third party designated by Q&K Investment Consulting an exclusive option to purchase all or part of their respective equity interests in Q&K E-Commerce. The purchase price shall be the lower of (i) the amount that the shareholders contributed to Q&K E-Commerce as registered capital for the equity interests to be purchased, or (ii) the lowest price permitted by applicable PRC law. The shareholders of Q&K E-Commerce irrevocably agree that if such price is lower than what is allowed by PRC law, the purchase price should be equal to the lowest price allowed by PRC law. Q&K E-Commerce or its shareholders will repay Q&K Investment Consulting or any third party designated by Q&K Investment Consulting the purchase price within ten business days after Q&K E-Commerce or its shareholders receives such purchase price. In addition, Q&K E-Commerce granted Q&K Investment Consulting an exclusive option to purchase, or have its designated entity or person, to purchase, at its discretion, to the extent permitted under PRC law, all or part of Q&K E-Commerce’s assets at the net book value of the transferred assets, or the lowest price permitted by applicable PRC law if the latter is higher than the relevant net book value.

Q&K Investment Consulting may transfer any of its rights or obligations under this agreement to a third party after notifying Q&K E-Commerce and its shareholders. Without Q&K Investment Consulting’s prior written consent, the shareholders of Q&K E-Commerce shall not, among other things, amend its articles of association, increase or decrease the registered capital, sell, dispose of or set any encumbrance on its assets, business or revenue outside the ordinary course of business, enter into any material contract, merge with any other persons or make any investments, distribute dividends, or enter into any transactions which have material adverse effects on its business. The shareholders of Q&K E-Commerce also undertake that they will not transfer, pledge, or otherwise dispose of their equity interests in Q&K E-Commerce to any third party or create or allow any encumbrance on their equity interests. This agreement will remain effective until Q&K Investment Consulting or any third party designated by Q&K Investment Consulting has acquired all equity interest of Q&K E-Commerce from its shareholders.

Equity Pledge Agreement

Q&K Investment Consulting, Q&K E-Commerce and the shareholders of Q&K E-Commerce entered into an equity pledge agreement on April 21, 2015. Pursuant to the equity pledge agreement, each shareholder of Q&K E-Commerce has pledged all of its equity interest in Q&K E-Commerce to Q&K Investment Consulting to guarantee the performance by such shareholder and Q&K E-Commerce of their respective obligations under the exclusive technology service agreement, shareholder voting proxy agreements, and exclusive option agreement as well as their respective liabilities arising from any breach. If Q&K E-Commerce or any of its shareholders breaches any obligations under these agreements, Q&K Investment Consulting, as pledgee, will be entitled to dispose of the pledged equity and have priority to be compensated by the proceeds from the disposal of the pledged equity. Each of the shareholders of Q&K E-Commerce agrees that before its obligations under the contractual arrangements are discharged, he or she will not dispose of the pledged equity interests, create or allow any encumbrance on the pledged equity interests, or take any action which may result in any change of the pledged equity that may have material adverse effects on the pledgee’s rights under this agreement without the prior written consent of Q&K Investment Consulting. The equity pledge agreement will remain effective until Q&K E-Commerce and its shareholders discharge all their obligations under the contractual arrangements. The Group has completed the registration of the equity pledge with the relevant office of the Administration for Industry and Commerce in accordance with PRC Property Rights Law on April 30, 2015.

The Group believes that the contractual arrangements with Q&K E-Commerce are in compliance with PRC law and are legally enforceable. However, uncertainties in the PRC legal system could limit the Group’s ability to enforce the contractual arrangements. If the legal structure and contractual arrangements were found to be in violation of PRC laws and regulations, the PRC government could:

●	revoke the business and operating licenses of the Group’s PRC subsidiaries and Q&K E-Commerce;

●	discontinue or restrict the operations of any related-party transactions between the Group’s PRC subsidiaries and Q&K E-Commerce;
●	limit the Group’s business expansion in China by way of entering into contractual arrangements;
●	impose fines or other requirements with which the Group’s PRC subsidiaries and Q&K E-Commerce may not be able to comply;
●	require the Group or the Group’s PRC subsidiaries or Q&K E-Commerce to restructure the relevant ownership structure or operations; or
●	restrict or prohibit the Group’s use of the proceeds of the additional public offering to finance the Group’s business and operations in China.

The imposition of any of these penalties may result in a material adverse effect on the Group’s ability to conduct its business. In addition, if the imposition of any of these penalties causes the Group to lose the rights to direct the activities of Q&K E-Commerce or the right to receive their economic benefits, the Group would no longer be able to consolidate the financial results of Q&K E-Commerce.

The following financial statement amounts and balances of the Q&K HK, Q&K Investment Consulting and Q&K E-Commerce (collectively “VIE entities”) and their subsidiaries were included in the accompanying consolidated financial statements after elimination of intercompany transactions and balances. The revenues, net loss and cash flows for the year of 2022 represented the amounts of Q&K HK and Q&K Investment Consulting for the period from dates of equity transfer through September 30, 2022, the amounts of Q&K E-Commerce for the year ended September 30, 2022 and the amounts of the subsidiaries of Q&K E-Commerce for the period from October 1, 2021 through the dates of deconsolidation.

	As of September 30,
	2021	2022
	RMB	RMB	USD
ASSETS
Cash and cash equivalents	10,982	62	9
Restricted cash	2,893	—	—
Accounts receivable	370	—	—
Prepaid rent and deposit	571	—	—
Advances to suppliers	5,323	6,131	862
Other current assets	97,978	2,572	362
Property and equipment, net	38,940	—	—
Intangible assets, net	539	—	—
Other assets	108	98	14
Total assets	157,704	8,863	1,247

LIABILITIES
Accounts payable	281,458	34	5
Deferred revenue	1,125	16	2
Short-term debt	256,773	13,000	1,828
Rental instalment loans	33	—	—
Deposits from tenants	1,422	—	—
Accrued expenses and other current liabilities	875,572	67,908	9,547
Long-term debt	201,041	—	—
Total liabilities	1,617,424	80,958	11,382

	For the years ended September 30,
	2020	2021	2022
	RMB	RMB	RMB	USD
Net revenues	965,093	173,921	1,635	230
Net loss	(1,491,565)	(375,470)	(43,940)	(6,177)
	For the years ended September 30,
	2020	2021	2022
	RMB	RMB	RMB	USD
Net cash provided by (used in) operating activities	72,293	(108,705)	(16,087)	(2,261)
Net cash used in investing activities	(99,172)	—	(217)	(31)
Net cash (used in) provided by financing activities	(95,948)	98,466	2,267	319

The consolidated VIE entities and their subsidiaries contributed 80%, 17% and 0.3% and of the Group’s consolidated revenues for the years ended September 30, 2020, 2021 and 2022. As of September 30, 2021 and 2022, the consolidated VIE entities and their subsidiaries accounted for an aggregate of 42% and 9%, respectively, of the Group’s consolidated total assets, and 57% and 12%, respectively, of the Group’s consolidated total liabilities.

There are no terms in any arrangements, considering both explicit arrangements and implicit variable interests that require the Group or its subsidiaries to provide financial support to the VIE entities. However, the Company has provided and will continue to provide financial support to the VIE considering the business requirements of the VIE entities, as well as the Company’s own business objectives in the future.

There are no assets held in the VIE entities and its subsidiaries that can be used only to settle obligations of the VIE entities and their subsidiaries, except for registered capital and the PRC statutory reserves. As the VIE entities and their subsidiaries are incorporated as a limited liability company under the PRC Company Law, creditors of the VIE entities do not have recourse to the general credit of the Group for any of the liabilities of the VIE entities. Relevant PRC laws and regulations restrict the VIE entities from transferring a portion of their net assets, equivalent to the balance of its statutory reserve and its share capital, to the Group in the form of loans and advances or cash dividends. Please refer to Note 14 for disclosure of restricted net assets.

Use of estimates

Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ materially from those estimates. The Group bases its estimates on historical experience and various other factors believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources. Significant accounting estimates reflected in the Group’s consolidated financial statements include the useful lives and impairment of property and equipment and intangible assets, valuation allowance of deferred tax assets, share-based compensation, fair value of the convertible note without the warrants and the warrants themselves.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and demand deposits, which are unrestricted as to withdrawal and use that which have original maturities of three months or less when purchased.

Restricted cash

Restricted cash

As of September 30, 2021, restricted cash mainly represents the Group’s frozen bank accounts deposits to the bank as a form of security with respect to the Group’s debt and tenants’ repayment of rental instalment loans. As of September 30, 2022, restricted cash mainly represents the Group’s frozen bank accounts for liquidation of the VIE’s subsidiaries. The restricted cash are not available to fund the general liquidity needs of the Group.

Property and equipment, net

Property and equipment, net

Property and equipment, net are stated at cost less accumulated depreciation and impairment losses. The renovations and interest cost incurred during construction are capitalized. Depreciation of property and equipment is provided using the straight-line method over their expected useful lives. The expected useful lives are as follows:

Property and equipment	Useful lives
Furniture, fixtures and equipment	3 years
Motor vehicles	4 years

Expenditures for repairs and maintenance are expensed as incurred. Gain or loss on disposal of property and equipment, if any, is recognized in the consolidated statements of comprehensive (loss) income as the difference between the net sales proceeds and the carrying amount of the underlying asset.

Intangible assets, net

Intangible assets, net

On July 22, 2020, the Group entered into a series of asset purchase agreements with Great Alliance Coliving Limited. And its affiliates (“Beautiful House”) to acquire assets, including approximately 72,000 apartment rental contracts with leasehold improvements attached to them, and trademarks of Beautiful House. In addition, the Group also assumed liabilities associated with acquired assets. The Group accounted for the acquisition as an asset acquisition because the Group did not acquire substantive process from Beautiful House.

The total consideration, after deducting the liabilities assumed in the asset acquisition, was allocated to identified apartment rental contracts and trademarks on the basis of their relative fair value. See Note 8.

Purchased intangible assets are mainly comprised of software.

Separately identifiable intangible assets that have determinable lives continue to be amortized over their estimated useful lives using the straight-line method as follows:

Intangible assets	Useful lives
Apartment rental contracts	Shorter of the lease term or 8 years
Trademarks	8 years
Software	10 years

Impairment of long-lived assets

Impairment of long-lived assets

The Group evaluates its long-lived assets and finite lived intangibles for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. When these events occur, the Group measures impairment by comparing the carrying amount of the assets to future undiscounted net cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Group recognizes an impairment loss equal to the difference between the carrying amount and fair value of these assets.

For the six months ended March 31, 2022 and 2023, the Group recognized impairment of RMB 100,156 and RMB 10,474 against trademark and apartment rental contracts (See Note 5 – Intangible assets), respectively.

Impairment of long-lived assets

The Group evaluates its long-lived assets and finite lived intangibles for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. When these events occur, the Group measures impairment by comparing the carrying amount of the assets to future undiscounted net cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Group recognizes an impairment loss equal to the difference between the carrying amount and fair value of these assets.

For the years ended September 30, 2020, the Group recognized impairment losses of RMB 846,766 against certain apartments due to the continued underperformance relative to the projected operating results.

For the year ended September 30, 2021, the Group recognized impairment losses of RMB 199,575 against leasehold improvements and furniture, fixtures and equipment used in apartments under capital lease and other financing arrangements. The Group expected it would not receive any cash flow from these property and equipment, as the Group terminated cooperation with the rental service company and no longer received fee income during the year (See Note 2–- Capital lease and other financing arrangement).

For the year ended September 30, 2022, the Group recognized impairment of RMB 70,606 and RMB 29,550 against trademark and apartment rental contracts (See Note 2 – Fair value), respectively.

Capital lease and other financing arrangement

Capital lease and other financing arrangement

Leases of leasehold improvements or furniture, fixtures and equipment that transfer to the Group substantially all of the risks and rewards of ownership by the end of the lease term are classified as capital leases. The leasehold improvements and liability are measured initially at an amount equal to the lower of their fair value or the present value of the minimum lease payments. Subsequent to initial recognition, the assets are accounted for in accordance with the accounting policy applicable to that asset.

Minimum lease payments made under capital leases are apportioned between the finance expense and the reduction of the outstanding lease liability. The finance expense is allocated to each period during the lease term so as to produce a constant periodic rate of interest on the remaining balance of the lease liability.

The Group started to cooperate with a rental service company to source and renovate apartments since August 2018. For certain identified newly sourced apartments, the rental service company reimburses the Group for costs incurred for the renovation. The Group then makes payments to the rental service company in instalments equal to the reimbursed renovation costs plus interest and tax over a period of five years. At the end of the five-year period, the ownership of the renovation will be transferred to the Group. The Group accounts for this arrangement with the rental service company as a capital lease. Under the same arrangement above, the Group also sells leasehold improvements and furniture, fixtures and equipment of certain existing apartments to the rental service company at carrying value and simultaneously leases them back. Such transaction fails sales and lease-back accounting and is accounted for as a financing arrangement. The proceeds received from the rental service company are reported as other financing arrangement payable.

During the year ended September 30, 2021, the Group terminated cooperation with the rental service company, and the Group reclassified the capital lease payable and other financing payable to the account of “Accrued expenses and other current liabilities”. Because the underlying leasehold improvements or furniture, fixtures and equipment used in apartments did not provide future cash flows for the Group, the Group provided full impairment against these leasehold improvements or furniture, fixtures and equipment. As of September 30, 2021 and 2022, the Group had no outstanding balances of capital lease payable or other financing arrangement payable.

Lease accounting with tenants

Lease accounting with tenants

The Group sources apartments from landlords and converts them into standardized furnished rooms to lease to tenants seeking affordance residences in China. Revenues are primarily derived from the lease payments from its tenants and are recorded net of tax.

The Group typically enters into 12 to 26-month leases with tenants and a majority of which have a lock-in period of 12 months or longer. The lock-in period represents the term during which termination will result in the forfeiture of deposit, which is typically 1 or 2 months’ rent. The Group determines that the lock-in period is the lease term under ASC 840. Upon termination of leases, the Group returns unused portions of any prepaid rentals to the tenant within a prescribed period of time. Deposit can only be returned for termination after lock-in period. Monthly rent is fixed throughout the lease term and there is no rent-free period or rent escalations during the period. The Group determines all lease arrangements with tenants are operating leases since the benefits and risks incidental to ownership remains with the Group. Revenue is recognized on a straight-line basis starting from the commencement date stated in the lease agreements.

In April 2020, the Group started to modify arrangements with a rental service company (See Capital lease and other financing arrangement) for apartments in certain cities. For some apartments under this arrangement, the Group no longer leases in apartments from the rental service company or enters into new lease-out agreements with tenants. Instead, the Group transferred existing leases with tenants to the rental service company. The rental service company maintains the lease-in agreements with the landlords of the apartments, collects rental from the tenants directly and enters into lease-out agreements with new tenants directly. The Group and a third-party contractor are engaged by the rental service company to manage these apartments. Pursuant to this arrangement, the Group is responsible for supervising the third-party contractor including in its identification of potential tenants and daily operation, and receives fee income equals to the rental income from tenants minus the rental fee to landlords. For each of these apartments, if the rental collected from the tenants is less than the rental paid to the landlords, the Group is required to pay the rental service company this difference.

In December 2020 through August 2021, the Group terminated the arrangements with the rental service company. As of September 30, 2021, the Group did not provide supervision services over the third-party contractor and did not receive fee income from the rental service company. Accordingly the Group ceased recognition of lease income upon termination of the arrangements.

Rental incentives

Tenants who prepay rent are entitled to rental discounts. Tenants who prepay rent of at least the first six months of the lease term can enjoy a 5% rental discount, and tenants who prepay at least the first twelve months of lease term rental can enjoy a 10% rental discount (subject to a RMB200 limit per month). Such incentives are only applicable during the lock-in period. The Group considers the rental discounts as a lease incentive and records it as a reduction in revenue on a straight line basis over the lease term. The Group recorded RMB 12,921, RMB 5,695 and RMB nil of rental incentives for the years ended September 30, 2020, 2021 and 2022, respectively.

Rental instalment loan arrangement

In order to encourage tenants to make advance payments, the Group cooperates with various financial institution partners to facilitate rental instalment loans for its tenants, who apply for rental instalment loans directly with these financial institutions. The financial institutions approve or decline the rental instalment loans based on the tenants credit profile, and approval of the rental instalment loans are not guaranteed to the tenants at lease inception. If the loans are approved by the financial institution partners, the proceeds, which represent the total rental payments for the period covered under the lease agreement, are remitted to the Group by way of the tenant’s entrustment loan. The proceeds would then be applied to the tenants’ rental payments on monthly basis. The Group records the entire prepayment as rental instalment loans. Tenants repay the loan principal in monthly instalments directly to the financial institutions which equals to the monthly rental payment. The Group pays instalment loan interests on behalf of the tenants and recognizes such payments as interest expense in the consolidated statements of comprehensive loss.

The Group also provides guarantee to these financial institutions with respect to the tenants’ repayment of the loans. In the event that the tenants default on the repayment or early terminate the lease agreements, the Group must return the remaining prepayments to the financial institutions within a prescribed period of time. Under the rental instalment loan scheme, the Group has full control of the entire instalment loan proceeds and the security deposits collected from the tenants at lease inception are usually sufficient to cover for the delinquent payments from default. As such, the Group determines that guarantee liability to be nil as of September 30, 2021 and 2022. The Group did not enter into new rental instalment loan arrangements from April 2021.

Impact on cash flows

For rental instalment loans received directly from financial institutions, the Group determines the substance of the arrangement as akin to a debt from its tenants, and as such, this portion was classified as a cash inflow from financing activities within the Group’s consolidated statements of cash flows. During the lease term, constructive receipts and disbursements are recognized on a monthly basis by recognizing the repayment of rental instalment loans as a financing cash outflow and the receipt of monthly rental income as an operating cash inflow.

Rental prepayments received directly from tenants were recorded as deferred revenue in the consolidated balance sheets and classified as a cash inflow from operating activities.

Lease accounting with landlords

Lease accounting with landlords

The Group leases apartments from landlords usually for a period of five to six years which may be extended for an additional three or two years at the discretion of the landlords. Since all the benefits and risks incidental to ownership remains with the landlord, the Group determines that these arrangements are operating leases. The Group typically negotiates a rent-free period of one – two months per year and locks in a fixed rent for the first three years and approximately 5% annual, non-compounding increase for the rest of the lease period. As such, typically all leases with landlords contain rent holidays and fixed escalations of rental payments during the lease term. The Group determines the lease term under ASC 840 to include the years that can be early terminated by the landlords. The Group records total lease expense on a straight-line basis over the lease term and the difference between the straight-line lease expense and cash payments under the lease is recorded as deferred rent on the consolidated balance sheets.

In December 2020 through August 2021, the Group terminated the arrangements with the rental service company. Accordingly the Group early terminated lease agreements with landlords. Upon termination, the deferred rent was accelerated in recognition as a reduction against rental expenses of RMB 100,962.

As of September 30, 2021 and 2022, the Company had no balance deferred rent, both current and noncurrent.

Rental expense to the landlords recorded in consolidated statements of comprehensive losses were RMB 813,773, RMB 642,354 and RMB 539,487 for the years ended September 30, 2020, 2021 and 2022, respectively.

Value-added services and others

Value-added services and others

The Group adopted ASC 606, Revenue from Contracts with Customers (“ASC 606”) on October 1, 2019, using the modified retrospective approach. ASC 606 establishes principles for reporting information about the nature, amount, timing and uncertainty of revenue and cash flows arising from the entity’s contracts to provide goods or services to customers. The core principle requires an entity to recognize revenue to depict the transfer of goods or services to customers in an amount that reflects the consideration that it expects to be entitled to receive in exchange for those goods or services recognized as performance obligations are satisfied.

The Group has assessed the impact of the guidance by reviewing its existing customer contracts and current accounting policies and practices to identify differences that will result from applying the new requirements, including the evaluation of its performance obligations, transaction price, customer payments, transfer of control and principal versus agent considerations. Based on the assessment, the Group concluded that there was no change to the timing and pattern of revenue recognition for its current revenue streams in scope of ASC 605 and therefore there was no material changes.

In accordance with ASC 606, revenues are recognized when control of the promised services is transferred to customers, in an amount that reflects the consideration the Group expects to be entitled to in exchange for those products. The Group also evaluates whether it is appropriate to record the gross amount of product sales. When the Group is a principal, that the Group obtains control of the specified goods before they are transferred to the customers, the revenues should be recognized in the gross amount of consideration to which it expects to be entitled to in exchange for the specified goods transferred. Revenues are recorded net of value-added taxes.

For the years ended September 30, 2020, 2021 and 2022, the Group generated revenues from provision of value-added services. Value-added services and others primarily consist of fees received from the tenants from the Group’s provision of internet connection and utility services as part of the lease agreement.

The service fees from tenants are fixed in the agreements and is collected on a monthly basis. The Croup recognized on a monthly basis during the period of the lease term. The service fees are recognized on a gross basis as the Group is the primary obligor in provision of such services and has discretion in establishing transaction prices.

Pre-operation expenses

Pre-operation expenses

The Group expenses certain costs incurred in connection with apartment pre-operation activities, mainly including rental expenses and sourcing staff costs incurred before an apartment is ready for lease.

Selling and marketing expenses

Selling and marketing expenses

Sales and marketing expenses consist primarily of online and offline marketing expenses, promotion expenses, staff costs of sales personnel and other related incidental expenses that are incurred indirectly to attract or retain tenants for the Group. Advertising expenses incurred were RMB 10,773, RMB nil and RMB nil for the years end September 30, 2020, 2021 and 2022, respectively.

Research and development expenses

Research and development expenses

Research and development expenses include payroll expenses, employee benefits, and other headcount-related expenses associated with platform development and big data analysis to support the Group’s business operations.

Employee benefit expenses

Employee benefit expenses

As stipulated by the regulations of the PRC, full-time employees of the Group are entitled to various government statutory employee benefit plans, including medical insurance, maternity insurance, workplace injury insurance, unemployment insurance and pension benefits through a PRC government-mandated multi-employer defined contribution plan. The Group is required to make contributions to the plan and accrues for these benefits based on certain percentages of the qualified employees’ salaries. The total expenses the Group incurred for the plan were RMB 18,283, RMB 3,383 and RMB 1,349 for the years ended September 30, 2020, 2021 and 2022, respectively.

PRC value-added taxes and related taxes

PRC value-added taxes and related taxes

The Group is subject to value-added taxes at the rate of 6% for rendering services, 9% for rental business and 13% for sales of goods, education surtax and urban maintenance and construction tax, on the services provided in the PRC. Education surtax and urban maintenance and construction tax are primarily levied based on revenue at applicable rates and are recorded as a reduction of revenues.

Income taxes

Income taxes

Current income taxes are provided on the basis of profit before income tax for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions. The Group follows the asset and liability method of accounting for income taxes.

Deferred income taxes are provided using assets and liabilities method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements. Under this method, deferred tax assets and liabilities are determined on the basis of the differences between financial statements and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse.

Deferred tax assets are recognized to the extent that these assets are more likely than not to be realized. In making such determination, the management considers all positive and negative evidence, including future reversals of projected future taxable income and results of recent operation.

In order to assess uncertain tax positions, the Group applies a more likely than not threshold and a two-step approach for the tax position measurement and financial statement recognition. Under the two-step approach, the first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon settlement. The Group recognizes interest and penalties, if any, under accrued expenses and other current liabilities on its consolidated balance sheet and under other expenses in its consolidated statement of comprehensive loss. As of September 30, 2021 and 2022, the Group did not have any significant unrecognized uncertain tax positions.

Treasury shares

Treasury shares

The Group accounts for treasury shares using the cost method. Under this method, the cost incurred to purchase the shares is recorded in the treasury shares account on the consolidated balance sheets. At retirement of the treasury shares, the ordinary shares account is charged only for the aggregate par value of the shares. The excess of the acquisition cost of treasury shares over the aggregate par value is allocated between additional paid-in capital (up to the amount credited to the additional paid-in capital upon original issuance of the shares) and retained earnings. For the year ended September 30, 2020, the Group repurchased 77,250,000 ordinary shares from certain major investors in the IPO, through cash payment of RMB 248,859 and issuance of convertible notes of RMB 49,251 (equivalent to $7,232). For the year ended September 30, 2021, the Group issued 77,250,000 treasury shares as debt extinguishment costs, to one creditor who made loans to the Group.

For the year ended September 30, 2021, the Group issued 77,100,000 treasury shares and repurchase the same amount of treasury shares which were used as a pledge with Shanghai Huarui Bank (“SHRB”). For the year ended September 30, 2022, the Company reissued the 77,100,000 treasury shares to a third party which purchased and assumed the unpaid borrowings due to SHRB.

As of September 30, 2021 and 2022, the Group had treasury shares account of 77,100,000 and nil ordinary shares with total balance of RMB 5 and RMB nil.

Reclassification

Reclassification

Certain reclassifications have been made to the prior year’s consolidated balance sheets to conform to the current year’s presentation. These reclassifications had no impact on net income/(loss), shareholders’ equity, or cash flows as previously reported.

Foreign currency translation

Foreign currency translation

The reporting currency of the Group is the Renminbi (“RMB”). The functional currency of the Group’s entities incorporated in Cayman Islands, the United States and Hong Kong is the United States dollar (“US dollar”) and the functional currency of the Group’s PRC subsidiaries is RMB. Monetary assets and liabilities denominated in currencies other than the functional currency are translated into functional currency at the rates of exchange ruling at the balance sheet date. Transactions in currencies other than the functional currency during the year are converted into the functional currency at the applicable rates of exchange prevailing on the day transactions occurred. Transaction gains and losses are recognized in the consolidated statements of comprehensive loss.

The financial statements of the Group’s non PRC entities are translated from their respective functional currency into RMB. Assets and liabilities are translated into RMB at the exchange rates at the balance sheet date, equity accounts are translated at historical exchange rates and revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive loss in the consolidated statements of comprehensive loss.

The financial records of the Group’s subsidiaries are maintained in local currencies, which are the functional currencies.

Convenience translation

Convenience translation

The Group’s business is primarily conducted in the PRC and all of the revenues are denominated in RMB. The financial statements of the Group are stated in RMB. Translations of balances in the consolidated balance sheet, and the related consolidated statements of comprehensive loss, shareholders’ equity and cash flows from RMB into US dollars as of and for the year ended September 30, 2022 are solely for the convenience of the readers and were calculated at the rate of USD1.00=RMB 7.1135, representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on September 30, 2022. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into USD at that rate on September 30, 2022, or at any other rate.

Concentration of credit risk

Concentration of credit risk

Financial instruments that potentially expose the Group to concentration of credit risk consist primarily of cash and cash equivalents, restricted cash and, account receivables and amounts due from related parties.

All of the Group’s cash and cash equivalents and restricted cash are held with financial institutions that Group management believes to be high credit quality. The Group conducts credit evaluations on its tenants and generally require deposits from tenants as collateral. The Group periodically evaluates the creditworthiness of the existing tenants in determining an allowance for doubtful accounts primarily based upon the age of the receivables and factors surrounding the credit risk of specific customers.

Other risks

Other risks

The Group’s business, financial condition and results of operations may also be negatively impacted by risks related to natural disasters, extreme weather conditions, health epidemics and other catastrophic incidents, which could significantly disrupt the Group’s operations.

Coronavirus (“COVID-19”) Impact

The Group’s operations have been affected by the outbreak and spread of the coronavirus disease 2019(COVID-19), which in March 2020, was declared a pandemic by the World Health Organization. The COVID-19outbreak is causing lockdowns, travel restrictions, and closures of businesses. While the outbreak of COVID-19 has come under control in the PRC since the second quarter of 2020, there was a significant rise in COVID-19 cases, including the COVID-19 Delta and Omicron variant cases, in various cities in China in early 2022. The local governments of the affected cities, including Shanghai, have reinstated certain COVID-related measures, including travel restrictions and stay-at-home orders. The Group’s businesses have been negatively impacted by the COVID-19 coronavirus outbreak to a certain extent.

Due to the outbreak of COVID-19 since February 2020 through September 2022, the Chinese government required the nationwide closure of many business activities in the PRC to prevent the spread of COVID-19and protect public health. During this period, the Group adopted a defensive strategy after a prudent assessment of the broader macroeconomic downturn by consolidating internal resources, further improving operating efficiencies and focusing on asset quality improvement rather than aggressive expansion. During the years ended September 30, 2020 , 2021 and 2020, the average month-end occupancy rate and the rental spread margin before discount for rental prepayments decreased as compared to fiscal year 2019 mainly due to the impact of COVID-19.

In December 2022, the local government abandoned its policies on quarantine at home and large-scale lockdowns, and the COVID-19 has been spreading rapidly in China. However, based on the assessment of current economic environment, customer demand and revenue trend, and the negative impact from COVID-19 outbreak and spread, it appears that the Group’s revenue and operating cash flows may continue to underperform in the next 12 months. Further, a resurgence could further negatively affect both major business segments and impair their ability to regain pre-covid operating levels. As such, the future impact of COVID-19 is still highly uncertain and cannot be predicted as of the financial statement reporting date.

Fair value

Fair value

The Group defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

The established fair value hierarchy requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The three levels of inputs may be used to measure fair value include:

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The financial instruments primarily including cash and cash equivalents, restricted cash, account receivables, amounts due from related parties, account payables, amounts due to related parties, short-term debt, rental instalment loans, deposits from tenants, other liabilities, are carried at cost which approximates their fair value due to the short-term nature of these instruments. The convertible note and long-term debt approximates their fair values, because the bearing interest rate approximates market interest rate, and market interest rates have not fluctuated significantly since the commencement of loan contracts signed.

The following table summarizes the fair value of the Group’s financial liabilities that are accounted for at fair value on a recurring basis, by level within the fair value hierarchy, as of September 30, 2021 and 2022:

			Fair Value Measurements at Reporting Date Using
	Description	Fair Value as of September 30 RMB	Quoted Prices in Active Markets for Identical Assets (Level 1) RMB	Significant Other Observable Inputs (Level 2) RMB	Significant Unobservable Inputs (Level 3) RMB	Total Gain for the Year Ended September 30, RMB
As of September 30, 2021	Contingent liabilities for payable for asset acquisition	164,254	164,254	—	—	—
As of September 30, 2022	Contingent liabilities for payable for asset acquisition	165,033	165,033	—	—	—

The fair value of contingent liabilities for payable for asset acquisition was referred to the market share price of the Group and the liabilities are classified in Level 1 of the valuation hierarchy. See Note 8 for contingent liabilities for payable for asset acquisition.

The following table presents the Group’s assets measured at fair value on a non-recurring basis as of September 30, 2021 and 2022:

			Fair Value Measurements at Reporting Date Using
Years Ended September 30,	Description	Fair Value as of September 30 RMB	Quoted Prices in Active Markets for Identical Assets (Level 1) RMB	Significant Other Observable Inputs (Level 2) RMB	Significant Unobservable Inputs (Level 3) RMB	Total Loss for the Year Ended September 30, RMB
2021	Property and equipment	—	—	—	—	199,575
2021	Apartment rental agreements	75,883	—	—	75,883	—
2022	Apartment rental agreements	13,475	—	—	13,475	29,550
2021	Trademarks	76,038	—	—	76,038	—
2022	Trademarks	—	—	—	—	70,606

The property and equipment subject to impairment test represented leasehold improvements, and furniture, fixtures and equipment used in apartments. Fair value of the property and equipment was determined by the Group based on the income approach using the discounted cash flow associated with the underlying assets, which incorporated certain assumptions including projected rooms’ revenue, growth rates and projected operating costs based on current economic condition, expectation of management and projected trends of current operating results. As a result, the Group has determined that the majority of the inputs used to value its property and equipment are unobservable inputs that fall within Level 3 of the fair value hierarchy. The revenue growth rate and the discount rate were the significant unobservable inputs used in the fair value measurement, 3% and 11% for the year ended September 30, 2020. As of September 30, 2021, these property and equipment no longer generated cash flow for the Group, the Group recognizes full allowance against the property and equipment.

As a result of reduced expectations of future cash flows from certain leased apartments, the Group determined that the property and equipment was not fully recoverable and consequently recorded impairment charges of RMB 313,354, RMB 199,575 and RMB nil for the years ended September 30, 2020, 2021 and 2022, respectively.

The Group acquired from Great Alliance Coliving Limited. and its affiliates (“Beautiful House”) certain assets, including approximately 72,000 apartment rental contracts and leasehold improvements attached to the apartments, and trademarks of Beautiful House. The Group determined the estimated fair values using Level 3 inputs after review and consideration of relevant information, which are unobservable inputs that fall within Level 3 of the fair value hierarchy. As a result of reduced expectations of future cash flows from certain leased apartments, the Group determined that neither apartment rental contracts nor trademarks were fully recoverable and consequently recorded impairment charges of RMB 425,341 and RMB 108,071, respectively, for the year ended September 30, 2020.

As of September 30, 2021, the Group reviewed the fair value of the apartment rental agreements and trademarks based on the income approach using the discounted cash flow associated with the underlying assets, which incorporated certain assumptions including projected rooms’ revenue, growth rates and projected operating costs based on current economic condition, expectation of management and projected trends of current operating results. As a result, the Group has determined that the majority of the inputs used to value its apartment rental agreements and trademarks are unobservable inputs that fall within Level 3 of the fair value hierarchy. The revenue growth rate and the discount rate were the significant unobservable inputs used in the fair value measurement.

The revenue growth rate for apartment rental agreements was 3%, as a result of increase of unit rental fee by 3%, and the discount rate was 11% for the year ended September 30, 2021, which met the profit projection target. The revenue growth rate and discount rate for trademarks were negative 8% and 11%. Because the fair value was higher than the carrying amount of the apartment rental agreements and trademarks, the Group did not recognize impairment against these intangible assets for the year ended September 30, 2021. The revenue growth rate and discount rate for trademarks were negative 8% and 11%. Because the fair value was higher than the carrying amount of the apartment rental agreements and trademarks, the Group did not recognize impairment against these intangible assets for the year ended September 30, 2021.

The revenue growth rate for apartment rental agreements was 0%, as a result of increase of unit rental fee by 0%, and the discount rate was 11% for the year ended September 30, 2022, which underperformed the profit projection target. In addition, with the Group changed its name into FLJ in September 2022, the Company would no longer operate rental business under the trademark of “Beautiful House”. The Group provided impairment of RMB 29,550 and RMB 70,606, respectively, on apartment rental contracts and trademarks for the year ended September 30, 2022.

Share-based compensation

Share-based compensation

The Group recognizes share-based compensation in the consolidated statements of comprehensive loss based on the fair value of equity awards on the date of the grant, with compensation expenses recognized over the period in which the grantee is required to provide service to the Group in exchange for the equity award. Vesting of certain equity awards are based on the completion of initial public offering (“IPO”) and has a continued employment provision for a period of time following the grant date. The share-based compensation expenses have been categorized as either general and administrative expenses, research and development expenses or selling and marketing expenses, depending on the job functions of the grantees. For the years ended September 30, 2020, 2021 and 2022, the Group recognized share-based compensation expenses of RMB 16,045, RMB 15,806 and RMB 9,771, respectively, in the consolidated statements of comprehensive loss.

(Losses) earnings per share

(Losses) earnings per share

Basic (losses) earnings per share are computed by dividing net loss attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the period.

Diluted (loss) earnings per ordinary share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares. Potential ordinary shares, including preferred shares, convertible notes, share options and warrants are excluded from the computation in income periods should their effects be anti-dilutive. The Group had share options, convertible notes and warrants, which could potentially dilute basic earnings per share in the future. To calculate the number of shares for diluted (loss) earnings per share, the effect of the convertible redeemable and non-redeemable preferred shares, share options and warrants is computed using the two-class method or the as-if converted method, whichever is more dilutive.

Segment reporting

Segment reporting

The Group uses management approach to determine operation segment. The management approach considers the internal organization and reporting used by the Group’s chief operating decision maker (“CODM”) for making decisions, allocation of resource and assessing performance.

The Group’s CODM has been identified as the Chief Executive Officer who reviews the consolidated results of operations when making decisions about allocating resources and assessing performance of the Group. The Group operates and manages its business as a single operating segment.

The Group’s long-lived assets are all located in the PRC and all of the Group’s revenues are derived from within the PRC. Therefore, no geographical segments are presented.

Asset acquisition

Asset acquisition

Referring to FASB ASC Topic 805-10-55-5, the Group applied two steps (including step 1, screen test and step 2, evaluation of process and input) in evaluating whether the acquisition is an asset acquisition or a business combination.

The Group measures and recognizes asset acquisitions that are not deemed to be business combinations based on the cost to acquire the assets, which includes transaction costs. Goodwill is not recognized in asset acquisitions, any excess consideration transferred over the fair value of the net assets acquired is allocated on a relative fair value basis to the identifiable net assets.

Recent accounting pronouncements

Recent accounting pronouncements

In February 2016, the FASB issued ASU2016-02, Leases (Topic 842). The guidance supersedes existing guidance on accounting for leases with the main difference being that operating leases are to be recorded in the statement of financial position as right-of-use assets and lease liabilities, initially measured at the present value of the lease payments. For operating leases with a term of 12 months or less, a lessee is permitted to make an accounting policy election not to recognize lease assets and liabilities. For public business entities, the guidance is effective for fiscal years beginning after December 15, 2018, including final periods within those fiscal years. In transition, entities are required to recognize and measure leases at the beginning of the earliest period presented using a modified retrospective approach. In July 2018, the FASB issued ASU No. 2018-10 Codification Improvements to Topic 842, Leases and ASU No. 2018-11, Leases (Topic 842), Targeted Improvements. ASU No. 2018-10affects narrow aspects of the guidance issued in the amendments in Update2016-02and ASU No. 2018-11allows for an additional optional transition method where comparative periods presented in the financial statements in the period of adoption will not be restated and instead, companies will recognize a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption. In November 2019, the FASB issued ASU2019-10, Financial Instruments—Credit Losses (Topic 326), Derivatives and Hedging (Topic 815), and Leases (Topic 842): Effective Dates. ASU2019-10amends the effective dates for ASU2016-02. The Group is an EGC and expects to adopt ASU2016-02 utilizing the optional transition approach allowed under ASU2018-11 and apply the package of practical expedients beginning October 1, 2022. The Group expects material changes to its consolidated balance sheet to recognize right-of-use lease assets and related lease liabilities for operating leases. On October 1, 2022, the Group recognized approximately RMB 627 million of right-of-use assets and operating lease liabilities upon the adoption of ASC 842.

In June 2016, the FASB issued ASU2016-13, Credit Losses, Measurement of Credit Losses on Financial Instruments. This ASU provides more useful information about expected credit losses to financial statement users and changes how entities will measure credit losses on financial instruments and timing of when such losses should be recognized. This ASU is effective for annual and interim periods beginning after December 15, 2019. Early adoption is permitted for all entities for annual periods beginning after December 15, 2018, and interim periods therein. The updates should be applied through a cumulative-effect adjustment to retained earnings as of the beginning of the first reporting period in which the guidance is effective (that is, a modified-retrospective approach). ASU2019-10amends the effective dates for ASU2016-13. The Group is an EGC and has elected to adopt the new standard as of the effective date applicable to non-issuers and will implement the new standard on October 1, 2023. The Group is in the process of evaluating the impact on its consolidated financial statements upon adoption.

In August 2020, the FASB issued ASU 2020-06, Debt-Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging-Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity (“ASU 2020-06”), which simplifies accounting for convertible instruments by removing major separation models required under current GAAP. The ASU also removes certain settlement conditions that are required for equity-linked contracts to qualify for scope exception, and it simplifies the diluted earnings per share calculation in certain areas. The Group continues to evaluate the impact of ASU 2020-06 on its financial position, results of operations or cash flows.

Management does not believe that any other recently issued, but not yet effective, accounting standards, if currently adopted, would have a material effect on the Group’s financial statements.

Financial statement amounts and balances of the VIE and its subsidiaries

Financial statement amounts and balances of the VIE and its subsidiaries

The following financial statement amounts and balances of the Q&K HK, Q&K Investment Consulting and Q&K E-Commerce (collectively “VIE entities”) and their subsidiaries were included in the accompanying consolidated financial statements after elimination of intercompany transactions and balances.

The revenues, net loss and cash flows for the six months ended March 31, 2022 represented the amounts of Q&K HK and Q&K Investment Consulting for the period from dates of equity transfer through March 31, 2022, and the amounts of the amounts of Q&K E-Commerce and its subsidiaries for the six months ended March 31, 2022.

The revenues, net loss and cash flows for the six months ended March 31, 2023 represented the amounts of VIE entities for the six months ended March 31, 2023.

	As of September 30,	As of March 31,
	2022	2023
	RMB	RMB	USD
ASSETS
Cash and cash equivalents	62	63	9
Advances to suppliers	6,131	6,136	893
Other current assets	2,572	2,572	375
Other assets	98	98	14
Total assets	8,863	8,869	1,291

LIABILITIES
Accounts payable	34	34	5
Deferred revenue	16	16	2
Short-term debt	13,000	13,000	1,893
Accrued expenses and other current liabilities	67,908	68,124	9,920
Total liabilities	80,958	81,174	11,820
	For the Six Months Ended March 31,
	2022	2023
	RMB	RMB	USD
Net revenues	1,621	—	—
Net loss	(41,909)	(221)	(32)
Net cash used in operating activities	(10,773)	1	0
Net cash provided by investing activities	—	—	—
Net cash provided by financing activities	—	—	—

The consolidated VIE entities and their subsidiaries contributed 0.4% and nil of the Group’s consolidated revenues for the six months ended March 31, 2022 and 2023. As of September 30, 2022 and March 31, 2023, the consolidated VIE entities and their subsidiaries accounted for an aggregate of 9% and 2%, respectively, of the Group’s consolidated total assets, and 12% and 7%, respectively, of the Group’s consolidated total liabilities.

There are no terms in any arrangements, considering both explicit arrangements and implicit variable interests that require the Group or its subsidiaries to provide financial support to the VIE entities. However, the Company has provided and will continue to provide financial support to the VIE considering the business requirements of the VIE entities, as well as the Company’s own business objectives in the future.

There are no assets held in the VIE entities and its subsidiaries that can be used only to settle obligations of the VIE entities and their subsidiaries, except for registered capital and the PRC statutory reserves. As the VIE entities and their subsidiaries are incorporated as a limited liability company under the PRC Company Law, creditors of the VIE entities do not have recourse to the general credit of the Group for any of the liabilities of the VIE entities. Relevant PRC laws and regulations restrict the VIE entities from transferring a portion of their net assets, equivalent to the balance of its statutory reserve and its share capital, to the Group in the form of loans and advances or cash dividends.

Revenue Recognition

Revenue Recognition

The Group sources apartments from landlords and convert them into standardized furnished rooms to lease to tenants seeking affordable residences in China. Revenues are primarily derived from rental service and value-added services.

Rental Service Revenues

Rental service revenues are primarily derived from the lease payments from tenants and are recorded net of tax.

The Group typically enters into 26-month leases with tenants, a majority of which have a lock-in period of 12 months or shorter. The lock-in period represents the term during which termination will result in the forfeiture of deposit, which is typically one or two months’ rent. The Group determines that the lock-in period is the lease term under ASC 840. When tenants terminate their leases, the Group returns unused portions of any prepaid rentals to the tenant within a prescribed period of time. Deposit can only be returned for termination after the lock-in period. Monthly rent is fixed throughout the lock-in period and there is no rent-free period or rent escalations during the period. The Group determines all lease arrangements with tenants are operating leases since the benefits and risks incidental to ownership remains with the Group. Revenue is recognized on a straight-line basis starting from the commencement date stated in the lease agreements.

Value-added Services and Others

Value-added services and others primarily consist of fees received from the tenants from provision of internet connection and utility services as part of the lease agreement. The service fees are fixed in the agreements and recognized on a monthly basis during the period of the lease term. The service fee are recognized on a gross basis as the Group has latitude in determining prices and bear inventory risks.

Operating lease

Operating lease

The Company adopted the ASU 2016-02, Leases (Topic 842) on October 1, 2022 using a modified retrospective approach reflecting the application of the standard to leases existing at, or entered after, the beginning of the earliest comparative period presented in the consolidated financial statements.

The Company leases apartments from landlords, which are classified as operating leases in accordance with Topic 842. Operating leases are required to record in the balance sheet as right-of-use assets and lease liabilities, initially measured at the present value of the lease payments. The Company has elected the package of practical expedients, which allows the Company not to reassess (1) whether any expired or existing contracts as of the adoption date are or contain a lease, (2) lease classification for any expired or existing leases as of the adoption date, and (3) initial direct costs for any expired or existing leases as of the adoption date. The Company elected the short-term lease exemption as the lease terms are 12 months or less.

At the commencement date, the Company recognizes the lease liability at the present value of the lease payments not yet paid, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Company’s incremental borrowing rate for the same term as the underlying lease.

The right-of-use asset is recognized initially at cost, which primarily comprises the initial amount of the lease liability, plus any initial direct costs incurred, consisting mainly of brokerage commissions, less any lease incentives received. All right-of-use assets are reviewed for impairment. There was no impairment for right-of-use lease assets as of March 31, 2023